FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of accrued consideration			$ 550,000
Transfers between levels		$ 0	0
Contingent consideration at fair value			550,000
Payment of contingent consideration	$ 550,000
Contingent Consideration [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair value of accrued consideration			$ 550,000